Property, Plant and Equipment - Schedule of Cost of Investment Property, Plant and Equipment (Details) - Cost [Member] - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cost of Investment Property, Plant and Equipment [Line Items]
Balance at beginning of year	$ 41,063	$ 40,311
Additions	2,127	2,492
Conversion adjustments	2,059	(1,740)
Balance at end of year	45,249	41,063
Land [Member]
Schedule of Cost of Investment Property, Plant and Equipment [Line Items]
Balance at beginning of year	1,398	1,415
Additions	12	2
Conversion adjustments	6	(19)
Balance at end of year	1,416	1,398
Buildings [Member]
Schedule of Cost of Investment Property, Plant and Equipment [Line Items]
Balance at beginning of year	5,251	5,404
Additions	0
Conversion adjustments	22	(153)
Balance at end of year	5,273	5,251
Machinery and equipment [Member]
Schedule of Cost of Investment Property, Plant and Equipment [Line Items]
Balance at beginning of year	29,701	30,141
Additions	854	1,017
Conversion adjustments	1,863	(1,457)
Balance at end of year	32,418	29,701
Transportation equipment [Member]
Schedule of Cost of Investment Property, Plant and Equipment [Line Items]
Balance at beginning of year	165	163
Additions	0	1
Conversion adjustments	0	1
Balance at end of year	165	165
Furniture, mixtures and computer equipment [Member]
Schedule of Cost of Investment Property, Plant and Equipment [Line Items]
Balance at beginning of year	155	152
Additions	6	7
Conversion adjustments	0	(4)
Balance at end of year	161	155
Constructions and machinery in-progress [Member]
Schedule of Cost of Investment Property, Plant and Equipment [Line Items]
Balance at beginning of year	4,393	3,036
Additions	1,255	1,465
Conversion adjustments	168	(108)
Balance at end of year	$ 5,816	$ 4,393